Taxes on Income (Details) - Schedule of loss before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Loss Before Income Taxes Abstract
Domestic (Israel)	$ (53,499)	$ (3,759)
Foreign	21	23
Total loss before income taxes	$ (53,478)	$ (3,736)